UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ];	 Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement.
                                   	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Palomino Ltd
Address:	Walkers SPV Ltd
		Walker House
		Mary Street
		PO Box 908 GT
		George Town
		Grand Cayman
		Cayman Islands

Form 13F File Number: 	028-13847

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                         Name: Lauren Malafronte
                        Title: Managing Director
                        Phone: 001 212 412 6976

Signature, Place, and Date of Signing:

Lauren Malafronte, George Town, Grand Cayman, March 30, 2010

* This is a re-submission of an historical filing

Report Type (Check only one.):

[ ] 	13F HOLDINGS REPORT.
[X] 	13F NOTICE.
[ ] 	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
Form 13F File Number          Name
28-826                        Barclays PLC